Employees - Pensions and similar obligations - Assumptions (Details)	Dec. 31, 2025	Dec. 31, 2024
Employees
Discount rate	4.70%	4.20%
Inflation rate	2.50%	2.70%
Salary increase	3.50%	3.60%
Pension increase	2.50%	2.70%
Germany
Employees
Discount rate	4.00%	3.40%
Inflation rate	2.00%	2.00%
Salary increase	2.80%	2.80%
Pension increase	2.00%	2.00%
Other
Employees
Discount rate	7.40%	10.60%
Inflation rate	5.60%	9.30%
Salary increase	3.80%	10.00%
Pension increase	13.50%	18.10%